Benefit Plans - Information About the Plan's Funded Status and Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in benefit obligation
Beginning of year	$ (5,078)	$ (7,558)
Service cost	(302)	(519)
Interest cost	$ (311)	(274)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income
Actuarial gain (loss)	$ (229)	2,991
Benefits paid	441	282
End of year	(5,479)	(5,078)
Change in fair value of plan assets
Beginning of year	6,988	7,744
Actual return on plan assets	1,092	(1,217)
Employer contribution	742	744
Benefits paid	(441)	(283)
End of year	8,381	6,988
Funded status at end of year	$ 2,902	$ 1,910